The Master Trust (Tables) - EBP 010	12 Months Ended
Dec. 31, 2025
EBP, Master Trust [Line Items]
Schedule of summary of the net assets of the Master Trust and the Plan's interest in the Master Trust

A summary of the net assets of the Master Trust and the Plan’s interest in the Master Trust as of December 31, 2025 and 2024 is as follows (in thousands):

Summary of Net Assets - Note 3 Master Trust

	2025		2024
	Master Trust	Plan's Interest in	Master Trust	Plan's Interest in
	Balances	Master Trust	Balances	Master Trust
Investments - Fair value:
Separate Account - Common Stock (1)	$381,021	$293,318	$506,138	$394,503
Ford Stock Fund	1,822,288	923,562	1,527,436	798,471
Common and commingled institutional pools	24,695,725	16,858,179	20,992,156	14,559,113

Total Investments at Fair Value	26,899,034	18,075,059	23,025,730	15,752,087

Investments at Contract value - Interest Income Fund	2,414,326	1,506,678	2,405,123	1,484,288

Total Investments	29,313,360	19,581,737	25,430,853	17,236,375

Other Assets/(Liabilities) - Net (2)	(2,288)	—	(2,943)	—
Total Net Assets	$29,311,072	$19,581,737	$25,427,910	$17,236,375

(1) The fund is primarily made up of common stock that is owned 100% by the Master Trust.

(2) Includes accrued but unpaid fees, unsettled trades, and other receivables. In the Plan’s Interest in Master Trust, these amounts are reported within total investments and are not material to the amounts presented.

Schedule of the Master Trust investment gain

During the year ended December 31, 2025, the Master Trust investment gain was comprised of the following (in thousands):

Net realized and unrealized gains	$4,485,349

Dividend and other income	117,411

Total Master Trust investment gains	$4,602,760